LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 item	Dec. 31, 2011 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Loans
Number of Contracts	3		1	3	3	8
Pre-Modification Outstanding Recorded Investment	$ 649		$ 257	$ 649	$ 636	$ 3,922
Post-Modification Outstanding Recorded Investment	636		257	636	636	3,922
Number of loans for which payment and interest rate were lowered	2			2	2	6
Number of loans for which payment was lowered					1	1
Number of loans for which the company and guarantor were released						1
Period after which past due loans are considered defaulted		89 days
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts	1			1		5
Recorded Investment	638			638		715
Number of proper valuation methods used to review the allowance for loan losses		3				3
Nonaccrual
Loans
Number of Contracts					1	7
Pre-Modification Outstanding Recorded Investment					40	784
Post-Modification Outstanding Recorded Investment					40	784
Accrual
Loans
Number of Contracts					2	1
Pre-Modification Outstanding Recorded Investment					596	3,138
Post-Modification Outstanding Recorded Investment					596	3,138
Mortgage-commercial
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts	1			1		4
Recorded Investment	638			638		704
Mortgage-commercial | Nonaccrual
Loans
Number of Contracts	1		1	1	1	5
Pre-Modification Outstanding Recorded Investment	53		257	53	40	741
Post-Modification Outstanding Recorded Investment	40		257	40	40	741
Mortgage-commercial | Accrual
Loans
Number of Contracts	2			2	2	1
Pre-Modification Outstanding Recorded Investment	596			596	596	3,138
Post-Modification Outstanding Recorded Investment	596			596	596	3,138
Commercial & Industrial
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts						1
Recorded Investment						11
Commercial & Industrial | Nonaccrual
Loans
Number of Contracts						2
Pre-Modification Outstanding Recorded Investment						43
Post-Modification Outstanding Recorded Investment						$ 43